TOUCHSTONE MID CAP GROWTH FUND                             SUMMARY PROSPECTUS
CLASS A TICKER: TEGAX    CLASS B TICKER: TBEGX             JULY 29, 2010
CLASS C TICKER: TOECX    CLASS Y TICKER: TEGYX             AMENDED MARCH 1, 2011

Before you invest, you may want to review the fund's Prospectus, which contains information about the fund and its risks. The fund's Prospectus and Statement of Additional Information, both dated July 29, 2010 as amended from time to time, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the fund's Prospectus and other information about the fund, go to www.TouchstoneInvestments.com/home/formslit/, call 1.800.543.0407, or ask any financial advisor, bank, or broker-dealer who offers shares of the fund.

THE FUND'S INVESTMENT GOALS

The Touchstone Mid Cap Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the sections entitled "Choosing a Share Class" and "Other Purchase and Redemption Information" in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                Class A           Class B            Class C          Class Y
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on
    Purchases (as a percentage of offering price)               5.75%             None               None           None
Maximum Deferred Sales Charge
    (as a percentage of original purchase price
    or the amount redeemed, whichever is less)                  None              5.00%              1.00%          None
Wire Redemption Fee                                             Up to $15         Up to $15          Up to $15      None
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------
Management Fees(1)                                              0.73%              0.73%              0.73%           0.73%
Distribution and/or Service (12b-1) Fees                        0.25%              1.00%              1.00%           None
Other Expenses                                                  0.46%              0.58%              0.51%           0.46%
Total Annual Fund Operating Expenses                            1.44%              2.31%              2.24%           1.19%
Fee Waiver and/or Expense Reimbursement(2)                      0.01%              0.13%              0.06%           0.01%
Total Annual Fund Operating Expenses After Fee Waiver
    and/or Expense Reimbursement(3)                             1.43%              2.18%              2.18%           1.18%
------------------------------------------------------------------------------------------------------------------------------------

(1) "Management Fees" have been restated to reflect that the Board of Trustees approved a change to the Fund's advisory fee schedule effective March 1, 2011. Under the previous fee schedule, the Fund paid 0.80%. Under the amended fee schedule, the Fund pays a fee of 0.75% of the first $500 million of average net assets, 0.70% of the next $500 million of average net assets and 0.65% on assets over $1 billion.
(2) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.43%, 2.18%, 2.18% and 1.18% for Class A shares, Class B shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least March 1, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.
(3) Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended March 31, 2010.

EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             Assuming Redemption                         Assuming No Redemption
                              at End of Period
                 Class A     Class B     Class C     Class Y              Class B     Class C
1 Year            $712         $721        $321        $120                 $221        $221
3 Years          $1,003       $1,009       $695        $377                 $709        $695
5 Years          $1,316       $1,323      $1,194       $653                $1,223      $1,194
10 Years         $2,199       $2,418      $2,570      $1,442               $2,418      $2,570

PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of mid cap U.S. companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. A mid cap company has a market capitalization between $1.5 billion and $12 billion or within the range of market capitalizations represented in the Russell Midcap Index (between $1.3 billion and $14 billion at the time of its most recent reconstitution on May 31, 2010) at the time of purchase. The Fund may also invest in companies in the technology sector.

The Fund invests primarily in stocks of domestic growth companies that the sub-advisor, Westfield Capital Management Company, L.P. ("Westfield"), believes have a demonstrated record of achievement with excellent prospects for earnings growth over a 1 to 3 year period. In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential. The Fund will invest in companies that Westfield believes have shown above-average and consistent long-term growth in earnings and have excellent prospects for future growth. Westfield evaluates companies by using fundamental analysis of the company's financial statements, interviews with management, analysis of the company's operations and product development and consideration of the company's industry category.

Westfield generally will sell a security if one or more of the following occurs:

(1)   the predetermined price target objective is exceeded;
(2)   there is an alteration to the original investment case;
(3)   valuation relative to the stock's peer group is no longer attractive; or
(4)   better risk/reward opportunities may be found in other stocks.

The Fund may engage in frequent and active trading as part of its principal investment strategy.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments:

      o     If the stock market as a whole goes down
      o Because securities of mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies
      o If the companies in which the Fund invests do not grow as rapidly or increase in value as expected
      o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

      o Because growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential
      o Because value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued
      o If the methodologies used by the sub-advisors to select stocks do not identify attractive investments
      o Because actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions

As with any mutual fund, there is no guarantee that the Fund will achieve its goals. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund. The bar chart shows changes in performance (before taxes) of the Fund's Class A shares during each full calendar year of operations. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

MID CAP GROWTH FUND - CLASS A TOTAL RETURNS AS OF DECEMBER 31

                                  [BAR CHART]

2000    2001   2002     2003    2004    2005    2006    2007    2008     2009
--------------------------------------------------------------------------------
25.92%  7.06%  -23.51%  43.35%  10.58%  10.74%  14.26%  12.09%  -39.41%  37.71%

Best Quarter: 4th Quarter 2001 +22.97%   Worst Quarter: 4th Quarter 2008 -26.51%

The year-to-date return for the Fund's Class A shares as of June 30, 2010 is -6.85%.

For information on the prior history of the Fund, please see the section titled "History of the Funds" under the heading "The Trust" in the Fund's Statement of Additional Information.

The performance table shows how the Fund's average annual total returns (before and after taxes) for 1, 5 and 10 years compare with those of the Russell Midcap Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.

Class B shares began operations on May 1, 2001. Class Y shares began operations on February 2, 2009. Performance for Class Y shares is not shown because the share class does not have a full calendar year of operations and performance for this class will vary.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2009

                                                             1 Year              5 Years          10 Years
MID CAP GROWTH FUND - CLASS A
----------------------------------------------------------------------------------------------------------------
Return Before Taxes                                          29.80%              2.21%             6.19%
Return After Taxes on Distributions                          29.80%              1.15%             4.92%
Return After Taxes on Distributions and
    Sale of Fund Shares                                      19.37%              1.76%             4.91%
Russell Midcap Growth Index                                  46.29%              2.40%            -0.52%
(reflects no deductions for fees, expenses or taxes)
----------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND - CLASS C
----------------------------------------------------------------------------------------------------------------
Return Before Taxes                                          36.69%              2.63%             6.04%
Russell Midcap Growth Index                                  46.29%              2.40%            -0.52%
(reflects no deductions for fees, expenses or taxes)
----------------------------------------------------------------------------------------------------------------
                                                                                                    Since
                                                             1 Year              5 Years        Class Started
MID CAP GROWTH FUND - CLASS B
----------------------------------------------------------------------------------------------------------------
Return Before Taxes                                          32.72%              2.50%             4.63%
Russell Midcap Growth Index                                  46.29%              2.40%            -0.52%
(reflects no deductions for fees, expenses or taxes)
----------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISOR                    INVESTMENT SUB-ADVISORS

Touchstone Advisors, Inc.             Westfield Capital Management Company, L.P.

PORTFOLIO MANAGER(S)

William A. Muggia
President, Chief Executive Officer, Chief Investment Officer and Partner Managing the Fund since 1999

BUYING AND SELLING FUND SHARES

Minimum Investment Requirements

                                                            CLASS A, CLASS B AND CLASS C                  CLASS Y
                                                            Initial           Additional          Initial         Additional
                                                           Investment         Investment         Investment       Investment
------------------------------------------------------------------------------------------------------------------------------------
Regular Account                                           $     2,500       $         50         $     2,500      None
Retirement Account or Custodial Account under
      the Uniform Gifts/Transfers to Minors Act           $     1,000       $         50         None             None
Investments through the Automatic Investment Plan         $       100       $         50         None             None
------------------------------------------------------------------------------------------------------------------------------------

You may buy and sell shares in the Fund on a day when the New York Stock Exchange is open for trading. You may purchase and sell Class A and Class C shares of the Fund directly from Touchstone Securities, Inc. or through your financial advisor. You may sell Class B shares of the Fund directly from Touchstone Securities, Inc. or through your financial advisor. Class Y shares are available only through your financial institution. For more information about buying and selling shares see the section "Investing with Touchstone" of the Fund's prospectus or call 1.800.543.0407.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless the shares are held in a tax-deferred account. Shares that are held in a tax-deferred account may be taxed as ordinary or capital gains once they are withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.